UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ------------------------------

Check here if Amendment [   ]; Amendment Number:
                                                ------------
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner             Baltimore, Maryland        05/16/05
           --------------------------     -------------------------  --------
                   [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                           ------------------------------

Form 13F Information Table Entry Total:     77
                                           ------------------------------

Form 13F Information Table Value Total:     $1,225,709
                                           ------------------------------
                                                       (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


                                                FORM 13F INFORMATION TABLE


    COLUMN 1            COLUMN 2                 COLUMN 3               COLUMN 4               COLUMN 5              COLUMN 6
----------------    ----------------            ----------             ----------   ----------------------------   ------------
                                                                         VALUE       SHRS OR      SH/      PUT/     INVESTMENT
 NAME OF ISSUER      TITLE OF CLASS               CUSIP                 (x$1000)     PRN AMT      PRN      CALL     DISCRETION
----------------    ----------------            ----------             ----------   --------- ----------  ------   ------------

------------------------------------------------------------------------------------------------------------------------------
Aether Systems, Inc.    Common                  00808V105                 4,782     1,431,800     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------------

Altria Group Inc.       Common                  02209S103                16,544       253,000     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------------

American Int'l Group    Common                  026874107                19,128       345,200     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------------

Amgen Inc.              Common                  031162100                 8,636       148,351     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------------

Ascential Software      Common                  04362P207                 5,559       300,000     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------------

Blockbuster Inc Cl B    Common                  093679207                 1,962       234,731     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------------

Cablevision Systems     Common                  12686C109                 2,805       100,000     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------------

Charter Comm            Common                  16117M107                   413       258,250     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------------

Chiron Corp             Common                  170040109                 7,012       200,000     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------------

Chiron Corp             Common                  170040109                 3,436        98,000     SH       CALL        SOLE
------------------------------------------------------------------------------------------------------------------------------

Circuit City            Common                  172737108                 2,404       149,800     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------------

Comcast Corp CL A       Common                  20030N101                   558        16,515     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------------

Comcast Co CL A Spl     Common                  20030N200                15,578       466,403     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------------

Commercial Cap Banc     Common                  20162L105                   667        32,767     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------------

Cooper Cos Inc.         Common                  216648402                 2,353        32,273     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------------

Dime Bancorp Lit Wts    Common                  25429Q110                   194     1,615,000     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------------


      COLUMN 1            COLUMN 7                  COLUMN 8
------------------        --------      -----------------------------
                           OTHER                VOTING AUTHORITY
   NAME OF ISSUER         MANAGERS     SOLE       SHARED        NONE
---------------------------------------------------------------------
 Aether Systems, Inc.                  SOLE
---------------------------------------------------------------------

 Altria Group Inc.                     SOLE
---------------------------------------------------------------------

 American Int'l Group                  SOLE

---------------------------------------------------------------------
 Amgen Inc.                            SOLE

---------------------------------------------------------------------
 Ascential Software
---------------------------------------------------------------------

 Blockbuster Inc Cl B                  SOLE
---------------------------------------------------------------------

 Cablevision Systems                   SOLE
---------------------------------------------------------------------

 Charter Comm                          SOLE
---------------------------------------------------------------------

 Chiron Corp                           SOLE
---------------------------------------------------------------------

 Chiron Corp                                                     NONE
---------------------------------------------------------------------

 Circuit City                          SOLE
---------------------------------------------------------------------

 Comcast Corp CL A                     SOLE
---------------------------------------------------------------------

 Comcast Co CL A Spl                   SOLE
---------------------------------------------------------------------

 Commercial Cap Banc                   SOLE
---------------------------------------------------------------------

 Cooper Cos Inc.                       SOLE
---------------------------------------------------------------------

 Dime Bancorp Lit Wts                  SOLE
---------------------------------------------------------------------



                                                FORM 13F INFORMATION TABLE


    COLUMN 1            COLUMN 2         COLUMN 3               COLUMN 4               COLUMN 5              COLUMN 6
----------------    ----------------    ----------             ----------   ----------------------------   ------------
                                                                 VALUE       SHRS OR      SH/      PUT/     INVESTMENT
 NAME OF ISSUER      TITLE OF CLASS       CUSIP                 (x$1000)     PRN AMT      PRN      CALL     DISCRETION
----------------    ----------------    ----------             ----------   --------- ----------  ------   ------------

-----------------------------------------------------------------------------------------------------------------------------
DirecTV Group Inc.      Common          25459L106                10,258       711,388     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Disney (Walt) Co (The)  Common          254687106                17,528       610,100     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

DuPont Photomasks       Common          26613X101                17,948       672,961     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Elan PLC                ADR             284131208                 1,004       310,000     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Exide Technologies      Common          302051206                 1,128        87,424     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Fisher Scientific Intl  Common          338032204                13,937       244,860     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Gentek, Inc.            Common          37245X203                12,453       754,966     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Great Lakes Chemical    Common          390568103                 2,891        90,000     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Grupo TMM S.A.          SP ADR          40051D105                 7,942     2,595,500     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Hanmi Financial Corp.   Common          410495105                   722        43,618     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Hewlett Packard         Common          428236103                19,307       880,000     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Hollinger Int'l         Common          435569108                18,801     1,724,900     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Independence Cmty Bk    Common          453414104                 1,484        38,042     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Intergraph Corp         Common          458683109                20,845       723,518     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

International Steel Grp Common          460377104               126,246     3,196,100     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common          46625H100                22,326       645,248     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------------


      COLUMN 1                 COLUMN 7                  COLUMN 8
------------------             --------      ---------------------------------
                                OTHER             VOTING AUTHORITY
   NAME OF ISSUER              MANAGERS         SOLE       SHARED      NONE
------------------------------------------------------------------------------

DirecTV Group Inc.                              SOLE
------------------------------------------------------------------------------

Disney (Walt) Co (The)  Common                  SOLE
------------------------------------------------------------------------------

DuPont Photomasks                               SOLE
------------------------------------------------------------------------------

Elan Corp                                       SOLE
------------------------------------------------------------------------------

Exide Technologies                              SOLE
------------------------------------------------------------------------------

Fisher Scientific Intl                          SOLE
------------------------------------------------------------------------------

Gentek, Inc.                                    SOLE
------------------------------------------------------------------------------

Great Lakes Chemical                            SOLE
------------------------------------------------------------------------------

Grupo TMM S.A.                                  SOLE
------------------------------------------------------------------------------

Hanmi Financial Corp.                           SOLE
------------------------------------------------------------------------------

Hewlett Packard                                 SOLE
------------------------------------------------------------------------------

Hollinger Int'l                                 SOLE
------------------------------------------------------------------------------

Independence Cmty Bk                            SOLE
------------------------------------------------------------------------------

Intergraph Corp                                 SOLE
------------------------------------------------------------------------------

International Steel Grp                         SOLE
------------------------------------------------------------------------------

JPMorgan Chase & Co                             SOLE
------------------------------------------------------------------------------

                                                FORM 13F INFORMATION TABLE


    COLUMN 1            COLUMN 2         COLUMN 3               COLUMN 4               COLUMN 5              COLUMN 6
----------------    ----------------    ----------             ----------   ----------------------------   ------------
                                                                 VALUE       SHRS OR      SH/      PUT/     INVESTMENT
 NAME OF ISSUER      TITLE OF CLASS       CUSIP                 (x$1000)     PRN AMT      PRN      CALL     DISCRETION
----------------    ----------------    ----------             ----------   --------- ----------  ------   ------------
-----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co     Common          46625H100                 6,920       200,000     SH       CALL
-----------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common          46625H100                 5,370       155,200     SH       CALL
-----------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common          46625H100                12,425       359,100     SH       CALL
-----------------------------------------------------------------------------------------------------------------------

Juniper Networks Inc.   Common          48203R104                 2,081        94,334     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Kansas City Southern    Common          485170302                14,025       728,200     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Kerr-McGee Corp.        Common          492386107                25,403       324,300     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Kerr-McGee Corp.        Common          492386107                 7,833       100,000     SH       CALL
-----------------------------------------------------------------------------------------------------------------------

Liberty Media Corp      Common          530718105                13,449     1,296,948     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Loews Corporation       Common          540424108                35,012       476,100     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Mandalay Resort Grp     Common          562567107                30,973       439,390     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Marsh & McLennan        Common          571748102                13,625       447,900     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Masonite International  Common          575384102                13,050       375,000     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

MCI Inc.                Common          552691107               134,523     5,398,192     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Mittal Steel Co CL A    Common          60684P101                36,512     1,128,650     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Mittal Steel Co CL A    Common          60684P101                 3,300       102,000     SH       CALL
-----------------------------------------------------------------------------------------------------------------------


     COLUMN 1               COLUMN 7                COLUMN 8
------------------         --------      -----------------------------
                            OTHER            VOTING AUTHORITY
   NAME OF ISSUER          MANAGERS     SOLE      SHARED      NONE
---------------------------------------------------------------------

 JPMorgan Chase & Co                                            NONE
---------------------------------------------------------------------

 JPMorgan Chase & Co                                            NONE
---------------------------------------------------------------------

 JPMorgan Chase & Co                                            NONE
---------------------------------------------------------------------

 Juniper Networks Inc.                  SOLE
---------------------------------------------------------------------

 Kansas City Southern                   SOLE
---------------------------------------------------------------------

 Kerr-McGee Corp.                       SOLE
---------------------------------------------------------------------

 Kerr-McGee Corp.                                               NONE
---------------------------------------------------------------------

 Liberty Media Corp                     SOLE
---------------------------------------------------------------------

 Loews Corporation                      SOLE
---------------------------------------------------------------------

 Mandalay Resort Grp                    SOLE
---------------------------------------------------------------------

 Marsh & McLennan                       SOLE
---------------------------------------------------------------------

 Masonite International                 SOLE
---------------------------------------------------------------------

 MCI Inc.                               SOLE
---------------------------------------------------------------------

 Mittal Steel Co CL A                   SOLE
---------------------------------------------------------------------

 Mittal Steel Co CL A                                           NONE
---------------------------------------------------------------------


                                                FORM 13F INFORMATION TABLE


    COLUMN 1            COLUMN 2         COLUMN 3               COLUMN 4               COLUMN 5              COLUMN 6
----------------    ----------------    ----------             ----------   ----------------------------   ------------
                                                                 VALUE       SHRS OR      SH/      PUT/     INVESTMENT
 NAME OF ISSUER      TITLE OF CLASS       CUSIP                 (x$1000)     PRN AMT      PRN      CALL     DISCRETION
----------------    ----------------    ----------             ----------   --------- ----------  ------   ------------

-----------------------------------------------------------------------------------------------------------------------
Molson Coors Brewing    Common          60871R209                 1,910        24,756     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Morgan Stanley          Common          617446448                 3,109        54,300     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

NCR Corporation         Common          62886E108                 1,350        40,000     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Neighborcare, Inc.      Common          64015Y104                67,918     2,321,993     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

News Corp CL-A          Common          65248E104                49,768     2,941,388     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Noranda, Inc.           Common          655422103                 8,254       410,900     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Pfizer, Inc.            Common          717081103                26,060       992,020     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Pfizer, Inc.            Common          717081103                 5,201       198,000     SH       CALL
-----------------------------------------------------------------------------------------------------------------------

Pulitzer Inc.           Common          745769109                 2,224        34,900     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Rite Aid Corp           Common          767754104                 2,323       586,500     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Saks Inc.               Common          79377W108                 1,263        70,000     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Scansoft, Inc.          Common          80603P107                   763       205,079     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

SCO Group, Inc.         Common          78403A106                 2,961       838,800     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Sequenom Inc.           Common          817337108                    96        91,100     SH                   SOLE
-----------------------------------------------------------------------------------------------------------------------

Sky Financial Grp., Inc Common          83080P103                   727        27,100     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------

Sovereign Bancorp       Common          845905108                 1,462        65,995     SH                   SOLE
------------------------------------------------------------------------------------------------------------------------


     COLUMN 1               COLUMN 7                COLUMN 8
------------------         --------      -----------------------------
                            OTHER            VOTING AUTHORITY
   NAME OF ISSUER          MANAGERS     SOLE      SHARED      NONE
---------------------------------------------------------------------

Molson Coors Brewing                    SOLE
-----------------------------------------------------------------------------

Morgan Stanley                          SOLE
-----------------------------------------------------------------------------

NCR Corporation                         SOLE
-----------------------------------------------------------------------------

Neighborcare, Inc.                      SOLE
-----------------------------------------------------------------------------

News Corp CL-A                          SOLE
-----------------------------------------------------------------------------

Noranda, Inc.                           SOLE
-----------------------------------------------------------------------------

Pfizer, Inc.                            SOLE
-----------------------------------------------------------------------------

Pfizer, Inc.                                                  NONE
-----------------------------------------------------------------------------

Pulitzer Inc.                           SOLE
-----------------------------------------------------------------------------

Rite Aid Corp                           SOLE
-----------------------------------------------------------------------------

Saks Inc.                               SOLE
-----------------------------------------------------------------------------

Scansoft, Inc.                          SOLE
-----------------------------------------------------------------------------

SCO Group, Inc.                         SOLE
-----------------------------------------------------------------------------

Sequenom Inc.                           SOLE
-----------------------------------------------------------------------------

Sky Financial Grp., Inc                 SOLE
-----------------------------------------------------------------------------

Sovereign Bancorp                       SOLE
-----------------------------------------------------------------------------



                                                FORM 13F INFORMATION TABLE


    COLUMN 1            COLUMN 2         COLUMN 3               COLUMN 4               COLUMN 5              COLUMN 6
----------------    ----------------    ----------             ----------   ----------------------------   ------------
                                                                 VALUE       SHRS OR      SH/      PUT/     INVESTMENT
 NAME OF ISSUER      TITLE OF CLASS       CUSIP                 (x$1000)     PRN AMT      PRN      CALL     DISCRETION
----------------    ----------------    ----------             ----------   --------- ----------  ------   ------------


---------------------------------------------------------------------------------------------------------------------------------
Temple-Inland           Common          879868107                 3,627        50,000     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

Theravance Inc.         Common          88338T104                 6,747       369,688     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

Time Warner Inc.        Common          887317105                21,704     1,236,700     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

Tyco International Ltd  Common          902124106               105,516     3,121,786     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

Tyco Int'l Group S.A.   Convert         902118BE7                 3,096     1,939,000     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

UnitedGlobalCom Inc.    Common          913247508                30,821     3,258,064     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

United Health Group     Common          91324P102                 9,719       101,900     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

USF Corp                Common          91729Q101                24,130       500,000     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

USG Corp                Common          903293405                 4,145       125,000     SH       CALL        SOLE
---------------------------------------------------------------------------------------------------------------------------------

USG Corp                Common          903293405                11,440       345,000     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

Vail Resorts, Inc.      Common          91879Q109                11,350       449,500     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

Viacom Inc. Cl B        Common          925524308                68,095     1,955,081     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

Viewpoint Corporation   Common          92672P108                 4,225     1,509,064     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

Wachovia Corporation    Common          929903102                 4,353        85,500     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------


     COLUMN 1               COLUMN 7                COLUMN 8
------------------         --------      -----------------------------
                            OTHER            VOTING AUTHORITY
   NAME OF ISSUER          MANAGERS     SOLE      SHARED      NONE
----------------------------------------------------------------------

Temple-Inland                           SOLE
----------------------------------------------------------------------

Theravance Inc.                         SOLE
----------------------------------------------------------------------

Time Warner Inc.                        SOLE
----------------------------------------------------------------------

Tyco International Ltd                  SOLE
----------------------------------------------------------------------

Tyco International Ltd                  SOLE
----------------------------------------------------------------------

UnitedGlobalCom Inc.                    SOLE
----------------------------------------------------------------------

United Health Group                     SOLE
----------------------------------------------------------------------

USF Corp                                SOLE
----------------------------------------------------------------------

USG Corp                                              NONE
----------------------------------------------------------------------

USG Corp                      SOLE
----------------------------------------------------------------------

Vail Resorts, Inc.            SOLE
----------------------------------------------------------------------

Viacom Inc. Cl B              SOLE
----------------------------------------------------------------------

Viewpoint Corporation         SOLE
----------------------------------------------------------------------

Wachovia Corporation          SOLE
----------------------------------------------------------------------